Commitments and Contingent Liabilities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 215,000	$ 204,000	$ 192,000
Debt Instrument [Line Items]
Line of credit with other financial institution	53,000,000	53,000,000
Balance outstanding under line of credit	0	0
Line of Credit [Member] | Cash Management Advance (CMA) [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 25,000,000
Borrowings under variable rate, period up to	90 days
Borrowings under fixed rate, period up to	30 days
Borrowings under CMA	$ 0	$ 0